Finance income and expense	9 Months Ended
Sep. 30, 2026
Finance income and expense [Abstract]
Finance income and expense
4.	Finance income and expense

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$’000	$’000	$’000	$’000
Finance income
Finance income on cash, cash equivalents and other financial assets	317	387	1,457	2,275
Gain on cash equivalents and other financial assets at fair value through profit and loss (“FVTPL”)	2,528	1,782	5,664	4,346
Interest income under effective interest rate method at fair value through other comprehensive income (“FVOCI”)	147	614	722	1,995
Finance income	2,992	2,783	7,843	8,616

Finance expense
Finance expense on investments	(70)	(13)	(225)	(346)
Finance expense on lease liability	(5)	(8)	(17)	(27)
Finance expense	(75)	(21)	(242)	(373)